Leases (Details - Lease maturity)	Dec. 31, 2025 USD ($)
Leases
Year ending December 31, 2026	$ 8,989
Total minimum lease payment	8,989
Less: imputed interest	(525)
Present value of future minimum lease payments	$ 8,464